Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of inventory

Inventory consists of the following as of:

	March 31, 2016	December 31, 2015
Raw materials and work in process	$820,906	$853,034
Software licenses	109,800	179,400
Finished goods	639,372	775,461
Inventory included in current assets	1,570,078	1,807,895
Software licenses – non-current	989,600	937,100
	$2,559,678	$2,744,995

Inventory consists of the following as of December 31:

	2015	2014
Raw materials and work in process	$853,034	$749,504
Software licenses	179,400	350,000
Finished goods	775,461	865,535
Inventory included in current assets	1,807,895	1,965,039
Software licenses – non-current	937,100	910,000
	$2,744,995	$2,875,039